Equity (Details Narrative) - USD ($)		1 Months Ended				2 Months Ended	12 Months Ended
	Jun. 10, 2019	Jun. 15, 2019	Dec. 31, 2018	Sep. 30, 2018	Feb. 28, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Common stock, shares authorized			100,000,000				100,000,000	100,000,000
Common stock outstanding			3,236,400				3,373,760	2,342,100
Statutory surplus reserve			$ 1,892,557				$ 1,892,557
Description of statutory reserve							Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital.
Warrant exercised							0
Subscribed Investor [Member]
Warrant exercised		266,800
Common stock, shares issued during the period				2,000		266,800
Shares issued upon warrants exercised		53,360
Exercise price					$ 5.00	$ 6.00
Stock issued during the period, amount				$ 10,500	$ 0	$ 0
Price per share				$ 5.25
Two independent director [Member]
Price per share	$ 5.00
Common stock issued for service		4,000
Third Party Investor [Member]
Common stock shares sold	50,000
Common stock, shares issued, amount	$ 250,000
Common stock, shares issuance cost	$ 25,003
Description of exercise price	The closing price of shares shall be a minimum $6.00 per share. In the event the closing price is less than six dollars $6.00 per share, the subscriber shall be issued additional shares according to the following formula: X=(I/ P x 0.8)
SP Associates Corp [Member]
Warrant exercised		300,000
Common stock, shares issued during the period			25,500		600,000
Shares issued upon warrants exercised		30,000
Stock issued during the period, amount				$ 0	$ 26,225	$ 1,333,532
Price per share			$ 5.00
Issuance of warrant					300,000